Tax matters	12 Months Ended
Dec. 31, 2020
Tax matters
Tax matters

22.  Tax matters

The components of current and deferred income tax expense (benefit) are as follows:

	2020	2019	2018
	US$'000	US$'000	US$'000
Consolidated income statement
Current income tax
Current income tax charge	4,307	2,133	22,795
Adjustments in current income tax in respect of prior years	901	4,753	(865)
Adjustments in current income tax due to discounted operations	—	—	(3,776)
Total	5,208	6,886	18,154

Deferred tax
Origination and reversal of temporary differences	(20,961)	(48,618)	2,500
Impact of tax rate changes	-	(46)	98
Impairment of deferred tax assets	37,660	—	—
Adjustments in deferred tax in respect of prior years	33	237	(293)
Total	16,732	(48,427)	2,305
Income tax expense (benefit)	21,939	(41,541)	20,459

As the Company has significant business operations in Spain, France, South Africa and the United States, a weighted effective tax rate is considered to be appropriate in estimating the Company’s expected tax rate. The following is a reconciliation of tax expense based on a weighted blended statutory income tax rate to our effective income tax expense for the years ended December 31, 2020, 2019, and 2018:

	2020	2019	2018
	US$'000	US$'000	US$'000
Accounting profit/(loss) before income tax	(222,420)	(411,818)	35,568
Adjustment for discontinued operations	(5,399)	(28,135)	—
Accounting profit/(loss) before income tax	(227,819)	(439,954)	—
At weighted effective tax rate of 24% (2019: 24% and 2018: 49%)	(54,294)	(105,369)	17,409
Non-taxable income/(expenses)	—	(17,020)	(14,856)
Non-deductible expenses	6,779	49,390	25,079
Movements in unprovided deferred tax	—	4,604	7,620
Differing territorial tax rates	3,064	(3,987)	(2,262)
Adjustments in respect of prior periods	(50)	2,160	(1,038)
Other items	70,123	20,407	(4,936)
Elimination of effect of interest in joint ventures	899	917	1,079
Other permanent differences	(389)	9,234	1,242
Incentives and deductions	(2,456)	(1,302)	(6,944)
US State taxes	(1,737)	(824)	1,235
Taxable capital gains	—	249	607
Adjustments in current income tax due to discontinued operations	—	—	(3,776)
Income tax (expense)/benefit	21,939	(41,541)	20,459

The Tax Cuts and Jobs Act (“TCJA”) was enacted into law on December 22, 2017. The material impact of the TCJA on the Company's 2017 position was a deferred tax credit of $31.2 million representing the remeasurement of the Company’s U.S. net deferred tax liability as a consequence of the reduction of the U.S. federal corporate statutory tax rate from 35% to 21% with effect from January 1, 2018. A one-off tax charge of $1.7 million representing the Company’s best estimate of its transition tax liability was recorded in 2017 and reversed in the prior period following a comprehensive review of the foreign historic earnings and profits subject to tax under the new law.

Current tax assets and liabilities

	2020	2019
	US$'000	US$'000
Current tax assets
Income tax receivable	12,072	27,930

Current tax liabilities
Income tax payable	2,538	3,048

Net tax assets	9,534	24,882

Deferred tax assets and liabilities

For the year ended December 31, 2020:

	Opening	Prior Year	Recognised in	Impairment of	Reclassifications	Exchange	Closing
	Balance	Charge	P&L	Deferred Tax Assets		Differences	Balance
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Intangible assets	(414)	—	(44)		—	(0)	(458)
Biological assets	(1)	—	—		—	—	(1)
Provisions	15,928	—	2,757	(3,357)	(1,655)	562	14,235
Property, plant & equipment	(64,697)	—	16,094	(219)	434	125	(48,263)
Inventories	(2,542)	—	639		1,993	(26)	64
Hedging Instruments	—	—	—		—	0	0
Tax losses	41,728	—	(1,073)	(33,162)	(154)	2,187	9,525
Incentives & credits	2,139	—	—	(921)	169	40	1,426
Partnership interest	(9,890)	—	1,647		(740)	—	(8,983)
Other	3,243	—	909		533	(10)	4,674
Total	(14,506)	—	20,928	(37,660)	580	2,878	(27,781)

Ferroglobe has writen off the deferred tax assets in relation to Spanish $18,896 thousand, French $15,826 thousand, SouthAfrica $1,044 thousand and Argentinean $1,894 thousand, from the balance sheet. In these tax jurisdictions there is not sufficient taxable temporary differences that can be utilised against the unused tax losses.

Presented in the statement of financial position as follows:

	2020	2019
	US$'000	US$'000
Deferred tax assets	31,528	68,404
Deferred tax liabilities	(59,309)	(82,910)
Net Total Deferred Tax (Liability)	(27,781)	(14,506)

Unrecognised deductible temporary differences, unused tax losses and unused tax credits

	2020	2019
	US$'000	US$'000
Unused tax losses	513,189	428,665
Unused tax credits	8,685	7,949
Unrecognised deductible temporary differences	106,952	79,733
Total	628,826	516,347

Management of tax risks

The Company is committed to conducting its tax affairs consistent with the following objectives:

(i)	to comply with relevant laws, rules, regulations, and reporting and disclosure requirements in whichever jurisdiction it operates;
(ii)	to maintain mutual trust, transparency and respect in its dealings with all tax authorities; and
(iii)	to adhere with best practice and comply with the Company's internal corporate governance procedures, including but not limited to its Code of Conduct

For further details please refer to the group's tax strategy which can be found here: http://investor.ferroglobe.com/corporate-governance.

The Group's tax department maintains a tax risk register on a jurisdictional basis.

In the jurisdictions in which the Company operates, tax returns cannot be deemed final until they have been audited by the tax authorities or until the statute-of-limitations has expired. The number of open tax years subject to examination varies depending on the tax jurisdiction. In general, the Company has the last four years open to review. The criteria that the tax authorities might adopt in relation to the years open for review could give rise to tax liabilities which cannot be quantified.